Cash and Restricted Deposits (Details) - NIS [Member] - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Bank accounts- dominated in NIS	$ 823	$ 3,501
Bank accounts- other (mainly USD)	20,336	44,098
Cash	$ 21,159	$ 47,599